UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number 811-10201

                               The Appleton Funds
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

         45 Milk Street, Boston, Massachusetts 02109
--------------------------------------------------------------------------------
         (Address of principal executive offices)             (Zip code)

         James I. Ladge, 45 Milk Street, Boston, Massachusetts 02109
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (513) 362-8000

Date of fiscal year end:   12/31

Date of reporting period:  06/30/05

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Item 1.  Reports to Stockholders.

================================================================================

                           APPLETON EQUITY GROWTH FUND
                           ---------------------------



                               Semi-Annual Report
                                  June 30, 2005
                                   (Unaudited)



    Investment Adviser                                   Administrator
    ------------------                                   -------------
  Appleton Partners, Inc.                        Integrated Fund Services, Inc.
45 Milk Street, Eighth Floor                         221 East Fourth Street
     Boston, MA 02109                                      Suite 300
                                                      Cincinnati, OH 45202
                                                         1-877-712-7753

================================================================================

Dear Fellow Shareholders:

Through June 30, 2005 the Dow Jones Industrial Average, Russell 1000 Growth and S&P 500 indices have declined 3.6%, 1.7% and 0.8%, respectively. Last year, fear of another controversial Presidential election kept investors on the sidelines through the first three quarters of the year. After a smooth election and a late year rally in 2004, investor anxiety has now shifted to such issues as rising energy prices, inflation, decelerating corporate earnings growth, geo-political tension and a Federal Reserve intent on raising short-term interest rates.

Despite these obstacles, recent data continue to demonstrate the resiliency of both the US consumer and the corporate sector. In the first quarter of this year, S&P corporate earnings growth registered 14%, easily surpassing analysts' expectations. Corporate earnings growth in both the second and third quarters of this year is expected in the range of 10 to 15 percent. While this rate of growth does represent a noticeable slowdown from last year's 21%, it is still very respectable and indicative of a healthy economy. On the economic front, first quarter GDP growth of 3.8% is solidly above our long-term trend of 3.4%, while inflation expectations have declined from 3% to a relatively benign 2.3%. Additionally, the housing market continues to surge and the economy has added an average of 180,000 jobs per month this year.

While the recent data point to steady economy growth, stubbornly high energy prices and uncertainty over the future path of interest rates may be weighing most heavily on investors' minds. Oil prices declined over 20% towards the end of May, only to rebound to $60 by the end of the second quarter. Despite the relatively benign inflation data, Chairman Greenspan has indicated that the Fed, after raising rates nine consecutive times, will continue to raise rates at a measured pace. At 3.25%, the Federal Funds rate is now moderately above the inflation rate. We believe that the Fed will end its tightening cycle sometime in fourth quarter when the Fed Funds rate is at or near 4% and comfortably above the rate of inflation.

As we progress throughout 2005, Appleton Equity Growth Fund continues to overweight the more defensive sectors that are expected to outperform in a slower growth environment. Allocations to such sectors as Healthcare, Energy and Consumer Staples were increased while allocations to the Financial sector were reduced. We have also slightly increased our exposure to the Technology sector as we feel that tech spending is poised to accelerate and valuations levels have declined to attractive levels. We will continue to monitor economic and market conditions and we are prepared to alter the portfolio as conditions warrant. Through June 30, 2005, the Fund returned -1.90% compared to the S&P 500 Index, the Fund's benchmark, which returned -0.8% during the same period.

We expect that equity markets in 2005, much like in 2004, will remain flat to slightly positive for most of the year until a significant catalyst emerges. Last year, a Presidential election without controversy propelled equity markets higher. This year, we believe that catalyst will be the Federal Reserve signaling an end to its rate tightening cycle. We feel that investors will respond favorably to this event, driving equity returns in the mid-to-high single digit range for the year.

Sincerely,

/s/ James I. Ladge

James I. Ladge, CFA
President

                           APPLETON EQUITY GROWTH FUND

                        Tabular Presentation of Portfolio

                               As of June 30, 2005
                                   (Unaudited)


Sector                                                         (% of Net Assets)

Consumer, Cyclical                                                    3.0%
Consumer, Non-Cyclical                                               17.0%
Energy                                                               12.1%
Financial Services                                                   12.4%
Healthcare                                                           20.8%
Industrial                                                           10.7%
Materials                                                             5.4%
Technology                                                           17.2%
Money Markets                                                         1.4%
                                                                    ------
                                                                    100.0%
                                                                    ------

                           APPLETON EQUITY GROWTH FUND

                            PORTFOLIO OF INVESTMENTS

                                  June 30, 2005
                                   (Unaudited)

                                                                        Market
 Shares                                                                 Value
 ------                                                                 -----

          COMMON STOCKS -- 98.6%

          CONSUMER, CYCLICAL -- 3.0%
  1,800   Carnival Corp.                                             $   98,190
  1,750   Starwood Hotels & Resorts Worldwide, Inc.                     102,498
                                                                     ----------
                                                                        200,688
                                                                     ----------

          CONSUMER, NON-CYCLICAL -- 17.0%
  4,000   Avon Products, Inc.                                           151,400
  2,200   Clorox Co.                                                    122,584
  2,000   Gillette Co.                                                  101,260
  2,800   Hershey Co.                                                   173,880
  3,950   Kellogg Co.                                                   175,538
  3,000   PepsiCo, Inc.                                                 161,790
  1,500   Procter & Gamble Co.                                           79,125
  3,400   Target Corp.                                                  184,994
                                                                     ----------
                                                                      1,150,571
                                                                     ----------

          ENERGY -- 12.1%
  3,300   Apache Corp.                                                  213,180
  3,750   Baker Hughes, Inc.                                            191,850
  4,400   Exxon Mobil Corp.                                             252,868
  2,550   Smith International, Inc.                                     162,435
                                                                     ----------
                                                                        820,333
                                                                     ----------

          FINANCIAL SERVICES -- 12.4%
  3,100   American Express Co.                                          165,013
  3,596   Bank of America Corp.                                         164,014
  3,500   Citigroup, Inc.                                               161,805
  3,575   SAFECO Corp.                                                  194,265
  2,500   Wells Fargo & Co.                                             153,950
                                                                     ----------
                                                                        839,047
                                                                     ----------

                           APPLETON EQUITY GROWTH FUND

                            PORTFOLIO OF INVESTMENTS

                                  June 30, 2005
                                   (Unaudited)

                                                                        Market
 Shares                                                                 Value
 ------                                                                 -----

          HEALTHCARE -- 20.8%
  2,800   Becton, Dickinson & Co.                                    $  146,916
  3,250   C.R. Bard, Inc.                                               216,157
  2,600   Cerner Corp.*                                                 176,722
  3,250   Johnson & Johnson                                             211,249
  3,400   Patterson Companies, Inc.*                                    153,272
  5,400   Pfizer, Inc.                                                  148,932
  3,850   Quest Diagnostics, Inc.                                       205,090
  2,050   Zimmer Holdings, Inc.*                                        156,149
                                                                     ----------
                                                                      1,414,487
                                                                     ----------

          INDUSTRIAL -- 10.7%
  1,800   3M Co.                                                        130,140
  4,200   Burlington Northern Santa Fe Corp.                            197,736
  7,450   General Electric Co.                                          258,143
  4,500   Masco Corp.                                                   142,920
                                                                     ----------
                                                                        728,939
                                                                     ----------

          MATERIALS -- 5.4%
  1,975   Potash Corp. of Saskatchewan, Inc.                            188,771
  3,825   Praxair, Inc.                                                 178,245
                                                                     ----------
                                                                        367,016
                                                                     ----------

          TECHNOLOGY -- 17.2%
  4,100   Amphenol Corp.                                                164,697
  2,800   Diebold, Inc.                                                 126,308
 11,500   EMC Corp.*                                                    157,665
  8,400   Intel Corp.                                                   218,903
  2,100   International Business Machines Corp.                         155,820
  6,350   Jabil Circuit, Inc.*                                          195,136
  6,000   Microsoft Corp.                                               149,040
                                                                     ----------
                                                                      1,167,569
                                                                     ----------

          TOTAL COMMON STOCKS                                        $6,688,650
                                                                     ----------

                           APPLETON EQUITY GROWTH FUND

                            PORTFOLIO OF INVESTMENTS

                                  June 30, 2005
                                   (Unaudited)

                                                                        Market
 Shares                                                                 Value
 ------                                                                 -----

          MONEY MARKETS -- 1.4%
 96,714   First American Treasury Fund                               $   96,714
                                                                     ----------

          TOTAL INVESTMENT SECURITIES -- 100.0% (Cost $6,163,334)    $6,785,364

          LIABILITIES IN EXCESS OF OTHER ASSETS -- 0.0%                  (1,051)
                                                                     ----------

          NET ASSETS -- 100.0%                                       $6,784,313
                                                                     ==========

* Non-income producing security.

See accompanying notes to financial statements.

                           APPLETON EQUITY GROWTH FUND

                       STATEMENT OF ASSETS AND LIABILITIES

                                  June 30, 2005
                                   (Unaudited)

ASSETS
  Investment securities:
    At acquisition cost                                             $ 6,163,334
                                                                    ===========
    At market value                                                 $ 6,785,364
  Dividends receivable                                                    3,341
  Receivable for capital shares sold                                        200
  Receivable from Adviser                                                 8,755
  Other assets                                                            3,412
                                                                    -----------
    TOTAL ASSETS                                                      6,801,072
                                                                    -----------

LIABILITIES
  Payable to affiliates                                                   6,175
  Payable to Trustees                                                     4,922
  Other accrued expenses and liabilities                                  5,662
                                                                    -----------
    TOTAL LIABILITIES                                                    16,759
                                                                    -----------

NET ASSETS                                                          $ 6,784,313
                                                                    ===========

NET ASSETS CONSIST OF
Paid-in capital                                                     $ 8,447,590
Accumulated net investment loss                                          (2,371)
Accumulated net realized losses from security transactions           (2,282,936)
Net unrealized appreciation on investments                              622,030
                                                                    -----------
NET ASSETS                                                          $ 6,784,313
                                                                    ===========

Shares of beneficial interest outstanding (unlimited number
  of shares authorized, no par value)                                 1,012,849
                                                                    ===========

Net asset value, offering price and redemption price per share      $      6.70
                                                                    ===========

See accompanying notes to financial statements.

                           APPLETON EQUITY GROWTH FUND

                             STATEMENT OF OPERATIONS

                     For the Six Months Ended June 30, 2005
                                   (Unaudited)

INVESTMENT INCOME
  Dividends                                                           $  48,180
                                                                      ---------

EXPENSES
  Investment advisory fees                                               33,695
  Accounting services fees                                               14,876
  Administration fees                                                    12,000
  Transfer agent fees                                                    12,000
  Trustees' fees and expenses                                            10,396
  Professional fees                                                       8,431
  Distribution expenses                                                   8,424
  Compliance fees and expenses                                            5,100
  Custodian fees                                                          3,703
  Registration fees                                                       1,739
  Postage and supplies                                                    1,721
  Insurance expense                                                       1,689
  Reports to shareholders                                                 1,488
  Pricing expense                                                           595
                                                                      ---------
    TOTAL EXPENSES                                                      115,857
  Fees waived and expenses reimbursed by Adviser                        (65,306)
                                                                      ---------
    NET EXPENSES                                                         50,551
                                                                      ---------

NET INVESTMENT LOSS                                                      (2,371)
                                                                      ---------

REALIZED AND UNREALIZED LOSSES ON INVESTMENTS
  Net realized losses from security transactions                        (14,165)
  Net change in unrealized appreciation/depreciation
    on investments                                                     (119,608)
                                                                      ---------

NET REALIZED AND UNREALIZED LOSSES ON INVESTMENTS                      (133,773)
                                                                      ---------

NET DECREASE IN NET ASSETS FROM OPERATIONS                            $(136,144)
                                                                      =========

See accompanying notes to financial statements.

                           APPLETON EQUITY GROWTH FUND

                       STATEMENTS OF CHANGES IN NET ASSETS

                                                                       For the
                                                                      Six Months
                                                                        Ended         For the
                                                                       June 30,      Year Ended
                                                                         2005        December 31,
                                                                      (Unaudited)       2004
                                                                      -----------    -----------
FROM OPERATIONS
  Net investment income (loss)                                        $    (2,371)   $    19,940
  Net realized gains (losses) from security transactions                  (14,165)         2,927
  Net change in unrealized appreciation/depreciation on investments      (119,609)       395,805
                                                                      -----------    -----------
Net increase (decrease) in net assets from operations                    (136,145)       418,672
                                                                      -----------    -----------

DISTRIBUTIONS TO SHAREHOLDERS
  From net investment income                                                   --        (19,940)
                                                                      -----------    -----------

FROM CAPITAL SHARE TRANSACTIONS
  Proceeds from shares sold                                               549,942      1,139,428
  Proceeds from shares reinvested                                              --         12,224
  Payments for shares redeemed                                           (255,078)      (468,821)
                                                                      -----------    -----------
Net increase in net assets from capital share transactions                294,864        682,831
                                                                      -----------    -----------

TOTAL INCREASE IN NET ASSETS                                              158,719      1,081,563

NET ASSETS
  Beginning of period                                                   6,625,594      5,544,031
                                                                      -----------    -----------
  End of period                                                       $ 6,784,313    $ 6,625,594
                                                                      ===========    ===========

ACCUMULATED NET INVESTMENT LOSS                                       $    (2,371)   $        --
                                                                      -----------    -----------

CAPITAL SHARE ACTIVITY
  Sold                                                                     80,866        172,476
  Reinvested                                                                   --          1,790
  Redeemed                                                                (37,557)       (70,462)
                                                                      -----------    -----------
  Net increase in shares outstanding                                       43,309        103,804
  Shares outstanding, beginning of period                                 969,540        865,736
                                                                      -----------    -----------
  Shares outstanding, end of period                                     1,012,849        969,540
                                                                      ===========    ===========

See accompanying notes to financial statements.

                           APPLETON EQUITY GROWTH FUND

                              FINANCIAL HIGHLIGHTS

           Selected Per Share Data and Ratios for a Share Outstanding
                             Throughout Each Period

                                                For the
                                               Six Months
                                                 Ended              For the          For the          For the          For the
                                                June 30,           Year Ended       Year Ended       Year Ended       Year Ended
                                                  2005            December 31,     December 31,     December 31,     December 31,
                                               (Unaudited)            2004             2003             2002            2001(a)
                                              ------------        ------------     ------------     ------------     ------------
Net asset value at beginning of period        $       6.83        $       6.40     $       5.16     $       7.56     $      10.00
                                              ------------        ------------     ------------     ------------     ------------

Income (loss) from investment operations:
  Net investment income (loss)                        0.00(b)             0.02            (0.01)           (0.03)           (0.03)
  Net realized and unrealized gains
    (losses) on investments                          (0.13)               0.43             1.25            (2.37)           (2.41)
                                              ------------        ------------     ------------     ------------     ------------
Total from investment operations                     (0.13)               0.45             1.24            (2.40)           (2.44)
                                              ------------        ------------     ------------     ------------     ------------

Less distributions:
  Dividends from net investment income                  --               (0.02)              --               --               --
                                              ------------        ------------     ------------     ------------     ------------

Net asset value at end of period              $       6.70        $       6.83     $       6.40     $       5.16     $       7.56
                                              ============        ============     ============     ============     ============

Total return                                         (1.90%)(c)           7.04%           24.03%          (31.75%)         (24.40%)
                                              ============        ============     ============     ============     ============

Net assets at end of period                   $  6,784,313        $  6,625,594     $  5,544,031     $  4,099,021     $  4,781,914
                                              ============        ============     ============     ============     ============


Ratio of net expenses to average net assets           1.50%(d)            1.50%            1.50%            1.50%            1.50%

Ratio of net investment income (loss) to
  average net assets                                 (0.07%)(d)           0.33%           (0.22%)          (0.56%)          (0.47%)

Portfolio turnover rate                                 82%(d)              40%              58%              56%              34%

(a)    The Fund commenced operations on December 31, (2000.)
(b)    Amount rounds to less than $0.01.
(c)    Not annualized.
(d)    Annualized.

See accompanying notes to financial statements.

                           APPLETON EQUITY GROWTH FUND

                          NOTES TO FINANCIAL STATEMENTS

                                  June 30, 2005
                                   (Unaudited)

1. Significant Accounting Policies

The Appleton Funds (the Trust) is registered under the Investment Company Act of 1940, as amended, (the 1940 Act), as a diversified, no-load, open-end management investment company. The Trust was organized as an Ohio business trust on October 31, 2000. The Trust currently offers one series of shares to investors: the Appleton Equity Growth Fund (the Fund). The Trust was capitalized on December 29, 2000, when the initial shares of the Fund were purchased at $10 per share. The Fund commenced operations on December 31, 2000.

The Fund seeks long-term growth of capital by investing primarily in common stocks.

The following is a summary of the Fund's significant accounting policies:

Securities valuation - The Fund's portfolio securities are valued as of the close of business of the regular session of the New York Stock Exchange (normally 4:00 p.m., Eastern time). Portfolio securities traded on stock exchanges are valued at their last sales price as of the close of the regular session of trading on the day the securities are being valued. Securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price. Securities for which market quotations are not readily available are valued at their fair value as determined in good faith in accordance with consistently applied procedures established by and under the general supervision of the Board of Trustees. Money market instruments are valued at amortized cost, which approximates market value.

Share valuation - The net asset value per share of the Fund is calculated daily by dividing the total value of the Fund's assets, less liabilities, by the number of shares outstanding, rounded to the nearest cent. The offering and redemption price per share are equal to the net asset value per share.

Investment income and distributions to shareholders - Interest income is accrued as earned. Dividend income is recorded on the ex-dividend date. Dividends arising from net investment income are declared and paid annually. Net realized short-term capital gains, if any, may be distributed throughout the year and net realized long-term capital gains, if any, are distributed at least once each year. Income dividends and capital gain distributions are determined in accordance with income tax regulations. Differences between book and tax distributions are considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax basis treatment; temporary differences do not require reclassifications.

Security transactions - Security transactions are accounted for on trade date. Securities sold are determined on a specific identification basis.

Estimates - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Federal income tax - It is the Fund's policy to comply with the special provisions of the Internal Revenue Code applicable to regulated investment companies. As provided therein, in any fiscal year in which the Fund so qualifies and distributes at least 90% of its taxable net income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also the Fund's intention to declare and pay as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

The tax character of distributions paid for the years ended December 31, 2004 and 2003 was as follows:

                                                     2004        2003
                                                     ----        ----
                       From ordinary income       $19,940        $ --

The following information is computed on a tax basis as of December 31, 2004:

      Cost of portfolio investments                           $ 5,923,998
                                                              ===========
      Gross unrealized appreciation on investments            $ 1,002,816
      Gross unrealized depreciation on investments               (261,177)
                                                              -----------
      Net unrealized appreciation on investments              $   741,639
      Post-October loss                                            (3,959)
      Capital loss carryforwards                               (2,264,812)
                                                              -----------
      Total accumulated deficit                               $(1,527,132)
                                                              ===========

The gross unrealized appreciation, gross unrealized depreciation and Federal income tax cost of the Fund's portfolio investments as of June 30, 2005 are $855,766, $233,736 and $6,163,334, respectively.

During the year ended December 31, 2004, the Fund utilized $6,886 of capital loss carryforwards. The remaining capital loss carryforwards in the above table expire as follows:

                                Amount           December 31,
                             ----------          ------------
                             $  247,566                  2009
                             $1,650,125                  2010
                             $  367,121                  2011
                             ----------
                             $2,264,812
                             ==========

The Fund elected to defer until its subsequent tax year capital losses incurred after October 31, 2004. These capital loss carryforwards and post-October losses may be utilized in future years to offset gains, if any, prior to distributing such gains to shareholders.

2. Investment Transactions

For the six months ended June 30, 2005, the cost of purchases and proceeds from sales of portfolio securities, other than short-term investments, amounted to $2,906,970 and $2,694,011, respectively.

3. Transactions with Affiliates

Certain trustees and officers of the Trust are also officers of Appleton Partners, Inc. (the Adviser), Integrated Fund Services, Inc. (IFS), the administrative services agent, shareholder servicing and transfer agent, and accounting services agent for the Trust, and/or of IFS Fund Distributors, Inc. (the Distributor), the Trust's principal underwriter.

INVESTMENT ADVISORY AGREEMENT

Pursuant to an Investment Advisory Agreement between the Trust and the Adviser, the Adviser manages the Fund's investments. For these services, the Fund pays the Adviser an advisory fee, which is computed and accrued daily and paid monthly, at an annual rate of 1.00% of its average daily net assets.

Pursuant to a written contract between the Adviser and the Fund, the Adviser has agreed to waive a portion of its advisory fees and/or assume certain expenses of the Fund, other than brokerage commissions, extraordinary items, interest and taxes, to the extent annual Fund operating expenses exceed 1.50% of the Fund's average daily net assets. The Adviser has agreed to maintain these expense limitations with regard to the Fund through December 31, 2005. For the six months ended June 30, 2005, the Adviser waived $33,694 of advisory fees and reimbursed the Fund for $31,612 of other operating expenses.

ADMINISTRATION, ACCOUNTING AND TRANSFER AGENCY AGREEMENT

Under the terms of an Administration, Accounting and Transfer Agency Agreement between the Trust and IFS, IFS supplies non-investment related statistical and research data, internal regulatory compliance services and executive and administrative services for the Fund. IFS supervises the preparation of tax returns, reports to shareholders of the Fund, reports to and filings with the Securities and Exchange Commission and state securities commissions, and materials for meetings of the Board of Trustees. For these administrative services, IFS receives a monthly fee based on the Fund's average daily net assets, subject to a monthly minimum fee.

IFS maintains the records of each shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of the Fund's shares, acts as dividend and distribution disbursing agent and performs other shareholder service functions. For these transfer agency and shareholder services, IFS receives a monthly fee per shareholder account, subject to a monthly minimum fee. In addition, the Fund pays IFS out-of-pocket expenses including, but not limited to, postage and supplies.

IFS also calculates the daily net asset value per share and maintains the financial books and records of the Fund. For these accounting services, IFS receives a monthly fee, based on current average daily net assets, from the Fund. In addition, the Fund pays IFS certain out-of-pocket expenses incurred by IFS in obtaining valuations of the Fund's portfolio securities.

DISTRIBUTION PLAN

The Fund has adopted a plan of distribution (the Plan) pursuant to Rule 12b-1 under the 1940 Act. The Plan permits the Fund to pay for expenses incurred in the distribution and promotion of the Fund's shares including but not limited to, the printing of prospectuses, statements of additional information and reports used for sales purposes, advertisements, expenses of preparation and printing of sales literature, promotion, marketing and sales expenses and other distribution-related expenses, including any distribution fees paid to securities dealers or other firms who have executed a distribution or service agreement with the Trust.

The Plan limits payment of distribution expenses in any fiscal year to a maximum of 0.25% of the Fund's average daily net assets. For the six months ended June 30, 2005, the Fund accrued and the Adviser subsequently reimbursed $8,424 of distribution expenses under the Plan.

UNDERWRITING AGREEMENT

The Trust has entered into an Underwriting Agreement on behalf of the Fund with the Distributor. Pursuant to the Underwriting Agreement, the Distributor acts as principal underwriter and, as such, is the exclusive agent for distribution of shares of the Fund. The Distributor receives no compensation for its services and is an affiliate of IFS.

COMPLIANCE SERVICES AGREEMENT

Under the terms of the Compliance Services Agreement between the Trust and IFS, IFS provides certain compliance services to the Trust, including developing and assisting in implementing a compliance program for IFS on behalf of the funds and providing administrative support services to the Funds' Compliance Program and Chief Compliance Officer.

4. Commitments and Contingencies

The Fund indemnifies the Trust's officers and Trustees for certain liabilities that might arise from their performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risks of loss to be remote.

                           APPLETON EQUITY GROWTH FUND

                                   OTHER ITEMS

                                  June 30, 2005
                                   (Unaudited)

PROXY VOTING POLICIES AND PROCEDURES

The Adviser is responsible for exercising the voting rights associated with the securities purchased and held by the Fund. A description of the policies and procedures the Adviser uses in fulfilling this responsibility and information regarding how those proxies were voted during the twelve month period ended June 30 are available without charge, upon request, by calling 1-617-338-0700. They are also available on the Securities and Exchange Commission's website at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The Trust files a complete listing of portfolio holdings for the Fund as of the end of the first and third quarters of each fiscal year on Form N-Q. The complete listing (i) is available on the Commission's website; (ii) may be reviewed and copied at the Commission's Public Reference Room in Washington, DC; and (iii) will be made available to shareholders upon request by calling
1.800.543.0407. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

SCHEDULE OF SHAREHOLDER EXPENSES

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including reinvested dividends or other distributions; and (2) ongoing costs, including investment advisory fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2005 through June 30, 2005).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Six Months Ended June 30, 2005" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund's and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

                                Net Expense Ratio          Beginning                Ending             Expenses Paid During
                                   Annualized            Account Value           Account Value         the Six Months Ended
                                  June 30, 2005         January 1, 2005          June 30, 2005            June 30, 2005*
                               --------------------   --------------------    --------------------    ---------------------
Appleton Equity Growth Fund
  Actual                              1.50%                $ 1,000.00             $   981.00                  $ 7.37
  Hypothetical                        1.50%                $ 1,000.00             $ 1,017.36                  $ 7.50

----------
* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by [number of days in most recent fiscal half-year/365] (to reflect the one-half year period).

Item 2. Code of Ethics.

Not required in semi-annual report filing.

Item 3. Audit Committee Financial Expert.

Not required in semi-annual report filing.

Item 4. Principal Accountant Fees and Services.

Not required in semi-annual report filing.

Item 5. Audit Committee of Listed Companies.

Not applicable.

Item 6. Schedule of Investments.

The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.

Not applicable.

Item 8. Portfolio Managers of Closed-End Funds.

Not Applicable.

Item 9. Purchases of Equity Securities by Closed-End Funds.

Not Applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11. Controls and Procedures.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12.  Exhibits.

(a)   (1)  Code of Ethics. Not required in semi-annual report filing.

(a)   (2)  The certification required by Rule 30a-2 of the Investment Company
           Act of 1940, as amended (the "1940 Act") is attached hereto.

(b) The certification required by Rule 30a-2(b) of the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Appleton Funds

By (Signature and Title)


/s/ James I. Ladge
------------------
James I. Ladge
President and Treasurer

Date:  September 7, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)


/s/ James I. Ladge
------------------
James I. Ladge
President and Treasurer

Date:  September 7, 2005